SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
SUBSEQUENT EVENTS

NOTE 18 – SUBSEQUENT EVENTS

On October 16, 2025, pursuant to the Securities Purchase Agreement the Company issued a fourth tranche convertible note in the principal amount of $2.2 million for a purchase price of $2.0 million, representing an original issue discount of ten percent (10%), and matures on October 16, 2026.

On October 1, 2025, the Company entered into a Fourth Amendment (the “Amendment”) to Aircraft Management Services Agreement (as amended the “Agreement”) with flyExclusive to bring the Agreement in line with Company’s anticipated shift in operations, new business directives, and to better accommodate the proposed Merger with M2i. The Amendment (i) modifies the term of the Agreement; (ii) grants flyExclusive, subject to certain terms and conditions, the right to purchase certain aviation-related assets from the Company and assume certain obligations of the Company (the “flyExclusive Asset Option”); (iii) grants the Company, subject to certain terms and conditions, the right to sell certain aviation-related assets to flyExclusive and assign certain obligations of the Company to flyExclusive (the “Company Asset Option,” and collectively with the flyExclusive Asset Option, the “Asset Options”); (iv) adds the obligation for flyExclusive to pay the Company $100,000 upon execution of the Amendment as settlement of net payables owed by flyExclusive to the Company under the terms of the Agreement (the “Net Payables Obligation”); and (v) modifies the material terms of flyExclusive’s right to cause the Company to merge with and into a wholly owned subsidiary of flyExclusive (the “flyExclusive Merger Option”), including that the flyExclusive Merger Option is to be only exercisable in the event that the Company and M2i terminate the Merger Agreement. The purchase price for the Asset Options and the Net Payables Obligations may be paid by flyExclusive in cash or shares of flyExclusive Class A common stock, at the sole discretion of flyExclusive. flyExclusive elected to pay the Net Payables Obligation by issuing the Company 20,576 shares of Class A common stock upon the receipt of all necessary approvals and conditions.

As consideration for the execution of the Amendment, flyExclusive agreed to pay $2,000,000 to the Company, in cash or shares of flyExclusive Class A common stock, in exchange for the right to receive either (i) the net proceeds that the Company receives from the sale of a certain G280 aircraft, which is expected to be delivered to the Company pursuant to an existing agreement (the “G280 Agreement”) with Gulfstream Aerospace Corporation (“Gulfstream”), or (ii) if, and only if, Gulfstream provides written consent, assignment of the G280 Agreement from the Company to flyExclusive subject to the execution of an asset purchase agreement relating solely to the transfer of the G280 Agreement. flyExclusive has elected to pay all of the $2,000,000 in shares of its Class A common stock and will issue an aggregate of 411,523 shares of its Class A common stock to the Company upon the receipt of all necessary approvals and conditions.

NOTE 19 – SUBSEQUENT EVENTS

Management has evaluated events that have occurred subsequent to the date of these consolidated financial statements and has determined that, other than those listed below, no such reportable subsequent events exist through March 31, 2025, the date the consolidated audited financial statements were issued in accordance with FASB ASC Topic 855, “Subsequent Events.”

On February 12, 2025, the Board unanimously approved the Reverse Stock Split of the Company’s Common Stock, at a ratio of 1-for-25. The Reverse Stock Split became effective on February 24, 2025, with no change in par value. All share amounts have been retroactively adjusted to account for the Reverse Stock Split as if it occurred at inception. The Reverse Stock Split did not have an affect on the Authorized Common Stock.

On March 20, 2025 the Company sold GC Aviation, Inc., which holds the FAA Part 135 certificate for $2.0 million, of which $1.8 million is a note receivable.

M2i Global Inc [Member]
SUBSEQUENT EVENTS

Note 11 — Subsequent Events

The Company has evaluated all transactions through the date the financial statements were issued for subsequent event disclosure or adjustment considerations.

Subsequent to the fiscal year ended November 30, 2025, the Company issued 2,648,689 shares of common stock for cash received totaling $317,933.

Subsequent to the fiscal year ended November 30, 2025, the holder of the convertible note (See Footnote 8 above) converted $40,000 principal and $8,241 of accrued interest into 1,042,690 shares of common stock.

Subsequent to the fiscal year ended November 30, 2025, the Company received cash of $356,000 for the issuance of 4,550,000 shares of common stock. These shares have not been issued.

Subsequent to the fiscal year ended November 30, 2025, the Company filed an amendment to the Articles of Incorporation with the State of Nevada to increase the total number of shares authorized to issue to 1,010,000,000, consisting of 1,000,000,000 shares of common stock with a par value of $0.001 and 10,000,000 shares of preferred stock having a par value of $.0.001 per share of which 100,000 shares of preferred stock have already been designated as Series A super-voting preferred stock.